RELATED PARTY TRANSACTIONS AND BALANCES - Schedule of Related Party Balances (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current:
Due from related parties	¥ 437,165,271	$ 63,383,006	¥ 310,419,860
Non-Current:
Due from related parties	112,360,000	16,290,669
Due to related parties
Due from Related Parties, Noncurrent	112,360,000	16,290,669
Due to related parties	13,812,954	2,002,690	9,530,627
GTI
Current:
Due from related parties	326,440,000	47,329,351	206,256,382
Aotao
Current:
Due from related parties	65,206,135	9,454,000	65,206,135
Due to related parties
Due to related parties	5,550,000	804,674
Beifu HK
Current:
Due from related parties	28,278,520	4,100,000	26,127,660
Yibon
Current:
Due from related parties	7,039,315	1,020,605	8,330,198
Due to related parties
Due to related parties	7,238,237	1,049,446	6,602,643
Hanyuan
Current:
Due from related parties	6,643,508	963,218	3,406,100
Napa
Current:
Due from related parties	587,246	85,143	500,000
Due to related parties
Due to related parties	536,857	77,837	2,868,685
JYHM
Current:
Due from related parties	1,739,578	252,215	481,227
Due to related parties
Due to related parties	27,992	4,058	27,992
Getao
Current:
Due from related parties	121,391	17,600	112,158
Yueyuan
Current:
Due from related parties	608,394	88,209
Da Niang Group
Current:
Due from related parties	500,184	72,520
Due to related parties
Due to related parties	459,868	66,675	¥ 31,307
Woyaojiu
Current:
Due from related parties	¥ 1,000	$ 145